Fair Value of Assets and Liabilities Measured on Recurring and Non-Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	$ 78,111	$ 74,193
Fair Value, Measurements, Recurring | Deposits Held In Money Market Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	4,881	4,325
Fair Value, Measurements, Recurring | Money Market Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	12,080	7,438
Fair Value, Measurements, Recurring | Certificates of deposit
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	3,950	5,104
Fair Value, Measurements, Recurring | Interest Rate Swap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring liabilities at fair value	(1,437)	(2,649)
Fair Value, Measurements, Recurring | Available For Sale Debt Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	47,780	44,301
Fair Value, Measurements, Recurring | Available For Sale Debt Securities | Debt securities issued by US government agencies
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	19,527	16,713
Fair Value, Measurements, Recurring | Available For Sale Debt Securities | U.S. Treasury notes
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	7,638	6,134
Fair Value, Measurements, Recurring | Available For Sale Debt Securities | Corporate bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	20,615	21,454
Fair Value, Measurements, Recurring | Available for sale equity securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	9,420	13,025
Fair Value, Measurements, Recurring | Available-for-sale investments
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	73,230	69,868
Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value	118,624	391
Non-recurring liabilities at fair value
Fair Value, Measurements, Nonrecurring | Hospitals Available For Sale
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value	3,358	105
Fair Value, Measurements, Nonrecurring | Property And Equipment
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value	2,888	286
Fair Value, Measurements, Nonrecurring | Goodwill Skilled Nursing Rehabilitation Services
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value	112,378
Fair Value, Measurements, Nonrecurring | Intangible assets Medicare license
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	29,781	26,944
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring | Deposits Held In Money Market Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	643	347
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring | Money Market Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	12,080	7,438
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring | Certificates of deposit
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring | Interest Rate Swap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring liabilities at fair value
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring | Available For Sale Debt Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	7,638	6,134
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring | Available For Sale Debt Securities | Debt securities issued by US government agencies
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring | Available For Sale Debt Securities | U.S. Treasury notes
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	7,638	6,134
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring | Available For Sale Debt Securities | Corporate bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring | Available for sale equity securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	9,420	13,025
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring | Available-for-sale investments
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	29,138	26,597
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value
Non-recurring liabilities at fair value
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Nonrecurring | Hospitals Available For Sale
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Nonrecurring | Property And Equipment
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Nonrecurring | Goodwill Skilled Nursing Rehabilitation Services
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Nonrecurring | Intangible assets Medicare license
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	48,330	47,249
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | Deposits Held In Money Market Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	4,238	3,978
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | Money Market Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | Certificates of deposit
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	3,950	5,104
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | Interest Rate Swap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring liabilities at fair value	(1,437)	(2,649)
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | Available For Sale Debt Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	40,142	38,167
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | Available For Sale Debt Securities | Debt securities issued by US government agencies
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	19,527	16,713
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | Available For Sale Debt Securities | U.S. Treasury notes
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | Available For Sale Debt Securities | Corporate bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	20,615	21,454
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | Available for sale equity securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | Available-for-sale investments
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	44,092	43,271
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value
Non-recurring liabilities at fair value
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Nonrecurring | Hospitals Available For Sale
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Nonrecurring | Property And Equipment
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Nonrecurring | Goodwill Skilled Nursing Rehabilitation Services
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Nonrecurring | Intangible assets Medicare license
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring | Deposits Held In Money Market Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring | Money Market Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring | Certificates of deposit
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring | Interest Rate Swap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring liabilities at fair value
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring | Available For Sale Debt Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring | Available For Sale Debt Securities | Debt securities issued by US government agencies
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring | Available For Sale Debt Securities | U.S. Treasury notes
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring | Available For Sale Debt Securities | Corporate bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring | Available for sale equity securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring | Available-for-sale investments
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value	118,624	391
Non-recurring liabilities at fair value
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Nonrecurring | Hospitals Available For Sale
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value	3,358	105
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Nonrecurring | Property And Equipment
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value	2,888	286
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Nonrecurring | Goodwill Skilled Nursing Rehabilitation Services
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value	112,378
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Nonrecurring | Intangible assets Medicare license
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value
Cumulative Losses | Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Cumulative Losses | Fair Value, Measurements, Recurring | Deposits Held In Money Market Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Cumulative Losses | Fair Value, Measurements, Recurring | Money Market Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Cumulative Losses | Fair Value, Measurements, Recurring | Certificates of deposit
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Cumulative Losses | Fair Value, Measurements, Recurring | Interest Rate Swap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring liabilities at fair value
Cumulative Losses | Fair Value, Measurements, Recurring | Available For Sale Debt Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Cumulative Losses | Fair Value, Measurements, Recurring | Available For Sale Debt Securities | Debt securities issued by US government agencies
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Cumulative Losses | Fair Value, Measurements, Recurring | Available For Sale Debt Securities | U.S. Treasury notes
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Cumulative Losses | Fair Value, Measurements, Recurring | Available For Sale Debt Securities | Corporate bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Cumulative Losses | Fair Value, Measurements, Recurring | Available for sale equity securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Cumulative Losses | Fair Value, Measurements, Recurring | Available-for-sale investments
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value
Cumulative Losses | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value	(97,789)	(114,628)
Non-recurring liabilities at fair value
Cumulative Losses | Fair Value, Measurements, Nonrecurring | Hospitals Available For Sale
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value	(9,964)	(569)
Cumulative Losses | Fair Value, Measurements, Nonrecurring | Property And Equipment
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value	(11,743)	(3,630)
Cumulative Losses | Fair Value, Measurements, Nonrecurring | Goodwill Skilled Nursing Rehabilitation Services
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value	(76,082)	(107,899)
Cumulative Losses | Fair Value, Measurements, Nonrecurring | Intangible assets Medicare license
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value		$ (2,530)